Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000222788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000222788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000222788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%	[1]
C000222788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[1]
C000222788 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000222788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
C000222788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%	[1]
C000222788 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000222788 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[1]
C000222789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000222789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000222789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%	[2]
C000222789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000222789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[2]
C000222789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[2]
C000222789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[2]
C000222789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000222789 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
C000248577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000248577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000248577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%	[3]
C000248577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000248577 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%	[3]
C000248577 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%	[3]
C000248577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000248577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000248577 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000248578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000248578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[4]
C000248578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[4]
C000248578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000248578 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[4]
C000248578 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%	[4]
C000248578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000248578 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000248578 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[4]
C000255343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000255343 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.30%	[5]
C000255343 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000255343 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[5]
C000255343 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[5]
C000255343 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[5]
C000255343 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000255343 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[5]
C000255343 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[5]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets